Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income Taxes Paid	Income taxes paid pursuant to the adoption of ASU 2023-09, on a retrospective basis:
	2025	2024
Federal	$4,394	$3,350
States
West Virginia	275	235
Foreign	—	—
Total	$4,669	$3,585

Provision for Income Taxes from Continuing Operations
The provision for income taxes from continuing operations consists of the following:

	2025	2024
Current tax expense:
Federal	$4,299	$3,200
State	393	357
Total	4,692	3,557
Deferred tax (benefit) expense:
Federal	(796)	(1,030)
State	(45)	(150)
Total	(841)	(1,180)

Net provision for income taxes from continuing operations	$3,851	$2,377

Reconciliation of Income Tax Provision
The difference between the financial statement tax provision and amounts computed by applying the statutory federal income tax rate of 21% to income before taxes is as follows:

	2025		2024
	Amount	% of Pretax Income	Amount	% of Pretax Income
Taxes at federal statutory rate	$4,085	21.00%	$2,809	21.00%
State and local income tax, net of federal income tax benefit (a)	274	1.41%	164	1.23%
Tax credits:
Qualified zone academy bond credits	(31)	(0.16)%	(24)	(0.18)%
Nontaxable or nondeductible items:
Tax-exempt income, net	(420)	(2.16)%	(422)	(3.15)%
Bank owned life insurance	(174)	(0.89)%	(186)	(1.39)%
Other	20	0.10%	17	0.13%
Other adjustments	97	0.50%	19	0.13%
Total income taxes	$3,851	19.80%	$2,377	17.77%

(a) State taxes in West Virginia made up the majority (greater than 50%) of the tax effect in this category.

Deferred Tax Assets and Liabilities
The source of deferred tax assets and deferred tax liabilities at December 31:

	2025	2024
Items giving rise to deferred tax assets:
Other reserves	$193	$130
Allowance for credit losses	2,552	2,240
Unrealized loss on securities available for sale	528	2,966
Deferred compensation	2,456	2,295
Deferred loan fees/costs	198	172
Accrued bonus	333	325
Purchase accounting adjustments	61	62
Net operating loss	16	32
Lease liability	267	293
Nonaccrual interest income	199	109
Other	210	58
Items giving rise to deferred tax liabilities:
Mortgage servicing rights	(71)	(79)
FHLB stock dividends	(433)	(434)
Prepaid expenses	(33)	(33)
Depreciation and amortization	(307)	(344)
Right-of-use asset	(267)	(293)
Other	(281)	(281)
Net deferred tax asset	$5,621	$7,218